Condensed Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (524,160)	$ (141,160)	$ (280,403)	$ (1,139,918)	$ (1,420,321)	$ (1,944,481)
Change in operating assets and liabilities:
Accounts payable and accrued expenses	120,008	(18,963)	93,962	648,668	742,630	862,638
Other current assets	31,406	36,256	(170,255)	136,232	(34,023)	(2,617)
Net cash used in operating activities	(372,746)	(123,867)	(356,696)	(355,018)	(711,714)	(1,084,460)
Cash flows from investing activities:
Purchase of cash equivalents held in trust			(149,250,000)		(149,250,000)	(149,250,000)
Proceeds from sale of cash equivalents held in trust	144,560	44,725		81,628	81,628	226,188
Interest earned on cash equivalents held in trust	(77,432)	(54,945)	(53,023)	(182,715)	(235,738)	(313,170)
Net cash used in investing activities	67,128	(10,220)	(149,303,023)	(101,087)	(149,404,110)	(149,336,982)
Cash flows from financing activities:
Proceeds from note payable - related party			225,000		225,000	225,000
Payment on note payable - related party			(225,000)		(225,000)	(225,000)
Proceeds from the sale of common stock to founders			25,000		25,000	25,000
Proceeds from the sale of sponsor warrants			5,000,000		5,000,000	5,000,000
Proceeds from initial public offering, net of underwriters' commission and offering costs paid			146,182,403		146,182,403	146,182,403
Net cash provided by financing activities			151,207,403		151,207,403	151,207,403
(Decrease)/Increase in cash and cash equivalents	(305,618)	(134,087)	1,547,684	(456,105)	1,091,579	785,961
Cash and cash equivalents at beginning of period	1,091,579	1,547,684		1,547,684
Cash and cash equivalents at end of period	785,961	1,413,597	1,547,684	1,091,579	1,091,579	785,961
Supplemental disclosure of noncash activities:
Accrual of deferred underwriters' commission			4,500,000		4,500,000	4,500,000
Cash paid during the period for:
Interest
Income taxes